Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024
Intangible Assets [Line Items]
Impairment loss	$ 15,937,533
Computer Software [Member]
Intangible Assets [Line Items]
Intangible assets at carrying value	$ 492
Cannabis Distribution License [Member]
Intangible Assets [Line Items]
Intangible assets at carrying value		$ 16,073
Cannabis API Manufacturing and GMP License [Member]
Intangible Assets [Line Items]
Intangible assets at carrying value		3,783,117
Cannabis Operator's License [Member]
Intangible Assets [Line Items]
Intangible assets at carrying value		$ 15,827